Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Assumptions Used to Estimate Fair Value of Stock Option Awards Granted

The following assumptions were used to estimate the fair value of stock option awards granted during the following periods:

	Three Months Ended September 30,	Nine Months Ended September 30,
	2019	2019
Exercise price	$9.86-$15.00	$2.94-$15.00
Expected term (in years)	6.0-6.3	6.0-6.3
Expected volatility	75.31%-75.98%	73.88%-75.98%
Risk-free interest rate	1.46%-1.89%	1.46%-2.46%
Expected dividend yield	—	—
Grant date fair value of options granted	$6.62-$10.01	$6.62-$10.46

Summary of Stock Option Activity

The following table summarizes stock option activity during the nine months ended September 30, 2019 (in thousands, except share and per share data):

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2018	—	$—	—	$—
Granted	3,206,812	$4.98	9.6
Exercised	—	$—	—
Canceled and forfeited	—	$—	—

Outstanding as of September 30, 2019	3,206,812	$4.98	9.6	$16,292

Vested and exercisable as of September 30, 2019	1,465	$2.94	9.5	$10

Summary of Stock-based Compensation Expense Reflected in Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss

Stock-based compensation expense is reflected in the unaudited condensed consolidated statements of operations (in thousands):

	Three Months Ended September 30,	Nine Months Ended September 30,
	2019	2019
General and administrative	$1,314	$2,464
Research and development	830	1,539

Total	$2,144	$4,003